Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-14862
Entity Registrant Name	BRASKEM SA
Entity Central Index Key	0001071438
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua Lemos Monteiro, 120 – 24° andar
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05501-050
Title of 12(b) Security	Preferred Shares, Class A, without par value per share, each represented by American Depositary Shares
Trading Symbol	BAK
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	451,668,652
Contact Personnel Fax Number	55 11 3576-9532
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1124
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo
Class A Preference Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	345,060,392
Class B Preference Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	478,790
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Lemos Monteiro, 120 – 24° andar
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05501-050
City Area Code	55
Local Phone Number	11 3576-9000
Contact Personnel Name	Pedro van Langendonck Teixeira de Freitas